UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2012

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

Semi-Annual Report to Shareholders

As of April 30, 2012

The total net of fee return of the LSV Conservative Value Equity Fund and the benchmark Russell 1000 Value Index for trailing periods ended April 30, 2012, were as follows:

	6 Months	1 Year	3 Year	5 Year	Since Inception*
LSV Conservative Value Equity Fund	12.15%	-0.76%	16.94%	-2.96%	-2.18%
Russell 1000 Value Index	11.62	1.03	18.32	-1.73	-0.99

* As of 4/30/12; periods longer than one year are annualized; inception date is March 30, 2007; net of fees. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-888-FUND-LSV.

Value stocks continued to lag growth stocks in the U.S. large cap segment of the market as the Russell 1000 Value Index was up 11.6% vs. 14.1% for the Russell 1000 Growth Index for the trailing 6-month period. Generally, an environment which is less favorable for value stocks proves to be difficult for our deep value approach. However, portfolio attribution suggests that the cheaper value stocks that we favor performed a bit better than more expensive value stocks (relative value) during the period, despite the outperformance of growth stocks in the broad market. As a result, the Fund’s value style bias had little impact on relative returns and our model was able to add value through stock selection across several sectors most notably in Materials, Health Care, Financials and Technology. Sector allocations relative to the benchmark are tightly constrained and had little impact on relative returns.

The Fund continues to trade at very attractive levels compared to historical averages. Currently the portfolio is trading at 10.4x forward earnings, compared to 12.4x for the Russell 1000 Value benchmark, 1.4x book compared to 1.5x and 6.8x cash flow compared to 7.8x. The key to better absolute and relative performance will be a return of focus on fundamentals rather than macro driven sentiment. And as we have highlighted previously, there is no way of knowing for sure if we are on the cusp of the next value cycle but the percentages for value stocks performing better going forward are very much in favor. Value stocks lag growth stocks by 6.2% annualized over the trailing year, 3.1% annualized over the trailing 3-years and 5.8% over the trailing 5-years (large-cap). Since 1927, on an annual basis, value has outperformed growth roughly 2/3 of the time, even after the recent negative experience and we see no reason the same will not hold true going forward.

Our assets under management, ownership structure and team remain stable. As always, we are committed to a consistent application of our investment process and research agenda as part of an ongoing effort to enhance our quantitative model and add value for our clients.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

April 30, 2012	(Unaudited)

Sector Weightings†:

† Percentages are based on total investments.

Schedule of Investments

LSV Conservative Value Equity Fund	Shares	Value (000)

Common Stock (100.2%)
Aerospace & Defense (3.1%)
General Dynamics	16,200	$1,094
Huntington Ingalls Industries*	4,600	181
L-3 Communications Holdings, Cl 3	9,500	699
Northrop Grumman	13,500	854
Raytheon	19,200	1,039

		3,867

Agricultural Operations (0.9%)
Archer-Daniels-Midland	35,400	1,091

Agricultural Products (0.7%)
Corn Products International	6,800	388
Fresh Del Monte Produce	20,500	475

		863

Aircraft (0.4%)
Lockheed Martin	4,700	426

Apparel Retail (0.6%)
Gap	26,100	744

Asset Management & Custody Banks (2.1%)
Ameriprise Financial	14,500	786
Bank of New York Mellon	39,200	927
State Street	21,200	980

		2,693

Automotive (1.2%)
Autoliv	8,300	521
Ford Motor	88,600	999

		1,520

Banks (10.2%)
Bank of America	212,000	1,719
Huntington Bancshares	80,700	540

	Shares	Value (000)

Banks (continued)
JPMorgan Chase	86,900	$3,735
Keycorp	32,200	259
PNC Financial Services Group	19,700	1,307
Regions Financial	83,100	560
SunTrust Banks	13,100	318
US Bancorp	31,700	1,020
Wells Fargo	102,100	3,413

		12,871

Biotechnology (1.4%)
Amgen	23,900	1,700

Chemicals (1.8%)
Ashland	8,000	527
Dow Chemical	40,400	1,368
Eastman Chemical	7,000	378

		2,273

Commercial Printing (0.3%)
RR Donnelley & Sons	32,700	409

Computer & Electronics Retail (0.8%)
Best Buy	20,100	444
GameStop, Cl A	19,100	435
RadioShack	30,800	159

		1,038

Computers & Services (3.8%)
CA	22,700	600
Computer Sciences	11,000	309
Dell*	33,900	555
Hewlett-Packard	63,400	1,570
Microsoft	21,800	698
Seagate Technology	12,700	390
Western Digital*	17,300	671

		4,793

Construction & Engineering (0.4%)
KBR	15,300	518

Consumer Discretionary (1.8%)
Procter & Gamble	35,700	2,272

Diversified Metals & Mining (0.3%)
Freeport-McMoRan Copper & Gold	9,900	379

Diversified REIT’s (0.3%)
Liberty Property Trust	10,000	365

Drug Retail (1.8%)
CVS Caremark	40,900	1,825
Walgreen	11,500	403

		2,228

Electrical Services (6.5%)
Ameren	21,600	708
American Electric Power	26,500	1,029

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2012	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)

Electrical Services (continued)
DTE Energy	13,100	$738
Entergy	11,800	774
Exelon	16,400	640
General Electric	175,100	3,428
Pinnacle West Capital	11,100	537
Portland General Electric	14,600	377

		8,231

Fertilizers & Agricultural Chemicals (0.3%)
CF Industries Holdings	2,100	406

Financial Services (4.1%)
Capital One Financial	20,500	1,137
Citigroup	62,100	2,052
GFI Group	54,800	181
Goldman Sachs Group	12,200	1,405
Morgan Stanley	18,500	319

		5,094

Food, Beverage & Tobacco (1.0%)
Coca-Cola Enterprises	14,100	425
Smithfield Foods*	23,700	497
Supervalu	33,400	198
Universal	2,400	110

		1,230

Gas/Natural Gas (0.7%)
Atmos Energy	13,300	433
UGI	15,200	444

		877

General Merchandise Stores (1.1%)
Target	23,500	1,362

Health Care Equipment (1.1%)
Medtronic	14,300	546
Zimmer Holdings	13,700	862

		1,408

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	8,200	525

Insurance (11.3%)
ACE	12,800	973
Aetna	19,200	846
Aflac	13,700	617
Allstate	26,200	873
Aspen Insurance Holdings	14,500	411
Assurant	12,100	488
Berkshire Hathaway, Cl B*	24,400	1,963
Chubb	300	22
CIGNA	8,400	388
Hartford Financial Services Group	15,100	310
Lincoln National	25,200	624
MetLife	16,400	591
Prudential Financial	19,900	1,205
Torchmark	10,700	521

	Shares	Value (000)

Insurance (continued)
Travelers	17,800	$1,145
UnitedHealth Group	28,800	1,617
Unum Group	23,600	560
WellPoint	16,300	1,105

		14,259

Machinery (0.7%)
AGCO*	11,000	513
Timken	6,800	384

		897

Metal & Glass Containers (0.3%)
Owens-Illinois*	13,700	319

Mortgage REIT’s (0.5%)
Annaly Capital Management	39,300	641

Multimedia (1.2%)
Time Warner	21,100	790
Walt Disney	16,900	729

		1,519

Office Electronics (0.6%)
Xerox	97,300	757

Office Equipment (0.3%)
Pitney Bowes	23,200	397

Office REIT’s (0.3%)
Duke Realty	24,400	362

Paper & Paper Products (0.6%)
International Paper	21,000	700

Paper Packaging (0.3%)
Rock-Tenn, Cl A	6,600	411

Petroleum & Fuel Products (12.1%)
Apache	11,100	1,065
Chevron	40,300	4,295
ConocoPhillips	33,300	2,385
Exxon Mobil	31,100	2,685
Marathon Oil	36,000	1,056
Marathon Petroleum	18,850	784
Murphy Oil	9,700	533
Occidental Petroleum	13,700	1,250
Tesoro*	13,300	309
Valero Energy	32,700	808

		15,170

Petroleum Refining (0.7%)
Devon Energy	13,600	950

Pharmaceuticals (8.1%)
Abbott Laboratories	8,800	546
Eli Lilly	18,300	757
Johnson & Johnson	34,700	2,259
Merck	68,600	2,692
Pfizer	170,900	3,919

		10,173

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2012	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)

Printing & Publishing (0.7%)
Gannett	31,200	$431
Lexmark International, Cl A	13,800	416

		847

Railroads (1.2%)
Norfolk Southern	15,300	1,116
Union Pacific	3,300	371

		1,487

Reinsurance (1.2%)
Everest Re Group	5,200	515
Montpelier Re Holdings	18,200	373
Reinsurance Group of America, Cl A	2,900	169
Validus Holdings	12,800	416

		1,473

Retail (2.8%)
Cracker Barrel Old Country
Store	2,700	155
Kohl’s	8,100	406
Kroger	18,700	435
Lowe’s	13,400	422
Macy’s	20,400	837
Safeway	25,900	527
Wal-Mart Stores	12,700	748

		3,530

Semi-Conductors/Instruments (2.8%)
Intel	113,500	3,223
TE Connectivity	8,600	314

		3,537

Specialized Consumer Services (0.3%)
H&R Block	27,500	404

Specialized REIT’s (0.5%)
Hospitality Properties Trust	21,700	598

Telephones & Telecommunications (6.3%)
AT&T	86,500	2,847
Cisco Systems	132,700	2,674
Corning	64,400	924
Harris	11,200	510
Verizon Communications	21,900	884

		7,839

Wireless Telecommunication Services (0.3%)
Telephone & Data Systems	17,400	423

Total Common Stock (Cost $124,197)		125,876

	Face Amount (000)	Value (000)

Repurchase Agreement (0.1%)
Morgan Stanley 0.050%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $169,117 (collateralized by a U.S. Treasury Note, par value $171,339, 1.375%, 05/15/2012; with total market value $172,500)	$169	$169

Total Repurchase Agreement (Cost $169)	169

Total Investments — 100.3% (Cost $124,366)	$126,045

Percentages are based on Net Assets of $125,662 (000).

*	Non-income producing security.
Cl	Class
REIT	Real Estate Investment Trust

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$125,876	$—	$—	$125,876
Repurchase Agreement	—	169	—	169
Total Investments in Securities	$125,876	$169	$—	$126,045

For the six-month period ended April 30, 2012, there

were no significant transfers between Level 1 and

Level 2 assets and liabilities. During the six-month

period ended April 30, 2012, there were no Level 3

securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) April 30, 2012	(Unaudited)

	LSV Conservative Value Equity Fund
Assets:
Investments at Value (Cost $124,366)	$126,045
Receivable for Investment Securities Sold	13,352
Dividend and Interest Receivable	220
Receivable for Capital Shares Sold	43
Receivable from Investment Adviser	23
Prepaid Expenses	13
Total Assets	139,696
Liabilities:
Payable for Capital Shares Redeemed	13,950
Payable due to Investment Adviser	55
Payable due to Administrator	10
Payable due to Chief Compliance Officer	1
Payable due for Trustees’ Fees	1
Other Accrued Expenses	17
Total Liabilities	14,034
Net Assets	$125,662
Net Assets Consist of:
Paid-in Capital	$167,917
Undistributed Net Investment Income	1,151
Accumulated Net Realized Loss on Investments	(45,085)
Net Unrealized Appreciation on Investments	1,679
Net Assets	$125,662
Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	15,705,970	(1)
Net Asset Value, Offering and Redemption Price Per Share	$8.00

(1)	Shares have not been rounded.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the six months ended April 30, 2012	(Unaudited)

LSV Conservative Value Equity Fund
Investment Income:
Dividend Income	$2,254
Interest Income	—
Total Investment Income	2,254
Expenses:
Investment Advisory Fees	325
Administration Fees	57
Trustees’ Fees	2
Chief Compliance Officer Fees	1
Transfer Agent Fees	18
Registration and Filing Fees	10
Professional Fees	7
Printing Fees	6
Custodian Fees	4
Insurance and Other Fees	5
Total Expenses	435
Less: Waiver of Investment Advisory Fees	(134)
Fees Paid Indirectly — (see Note 4)	—
Net Expenses	301
Net Investment Income	1,953
Net Realized Loss on Investments	(2,497)
Net Change in Unrealized Appreciation (Depreciation) on Investments	20,620
Net Realized and Unrealized Gain on Investments	18,123
Net Increase in Net Assets Resulting from Operations	$20,076

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the six months ended April 30, 2012 (Unaudited) and for the year ended October 31, 2011

	LSV Conservative Value Equity Fund
	11/01/2011 to 4/30/2012	11/01/2010 to 10/31/2011
Operations:
Net Investment Income	$1,953	$3,742
Net Realized Loss on Investments	(2,497)	(3,782)
Net Change in Unrealized Appreciation (Depreciation) on Investments	20,620	9,770
Net Increase in Net Assets Resulting from Operations	20,076	9,730
Dividends and Distributions:
Net Investment Income	(3,851)	(4,078)
Total Dividends and Distributions	(3,851)	(4,078)
Capital Share Transactions:
Issued	6,989	20,318
In Lieu of Dividends and Distributions	3,723	3,953
Redeemed	(68,219)	(61,595)
Net Decrease in Net Assets Derived from Capital Share Transactions	(57,507)	(37,324)
Total Decrease in Net Assets	(41,282)	(31,672)
Net Assets:
Beginning of Period	166,944	198,616
End of Period (including undistributed net investment income of $1,151 and $3,049, respectively)	$125,662	$166,944

Shares Transactions:
Issued	919	2,741
In Lieu of Dividends and Distributions	513	526
Redeemed	(8,604)	(7,985)
Net Decrease in Shares Outstanding from Share Transactions	(7,172)	(4,718)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a share outstanding throughout each period

for the six months ended April 30, 2012 (unaudited) and the years and period ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

LSV Conservative Value Equity Fund
2012*	$7.30	$0.09	$0.78		$0.87	$(0.17)	$—	$(0.17)	$8.00	12.15%	$125,662	0.35%	0.51%	2.28%	3%
2011	7.20	0.10	0.15		0.25	(0.15)	—	(0.15)	7.30	3.44	166,944	0.35	0.50	2.00	16
2010	6.47	0.14	0.74		0.88	(0.15)	—	(0.15)	7.20	13.76	198,616	0.35	0.49	2.05	31
2009	6.25	0.17	0.26		0.43	(0.21)	—	(0.21)	6.47	7.32	172,255	0.35	0.52	2.91	37
2008	10.27	0.26	(4.19)		(3.93)	(0.08)	(0.01)	(0.09)	6.25	(38.54)	164,476	0.35	0.50	2.89	21
2007**	10.00	0.14	0.13	‡	0.27	—	—	—	10.27	2.70	141,602	0.35	0.60	2.27	8

*	For the six-month period ended April 30, 2012. All ratios for the period have been annualized. Portfolio turnover rate is for the period indicated and not been annualized.

**	Commencement of operations for the LSV Conservative Value Equity Fund was March 30, 2007. All ratios for the period have been annualized. Portfolio turnover rate is for the period indicated and has not been annualized.

†	Return is for the period indicted and has not been annualized. Total return shown does not reflect the deduction of taxes that a shareholder would not pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived a portion of its fee.

‡	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2012	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 41 funds. The financial statements herein are those of the LSV Conservative Value Equity Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks of medium to large U.S. companies which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2012, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 – Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining

Notes to Financial Statements April 30, 2012	(Unaudited)

fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2012, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 as amended and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six-month period the Fund(s) did not incur any significant interest or penalties.

Security Transactions and Investment Income —Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The LSV Funds (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds’ first $1 billion of average daily net assets; 0.06% of the Funds’ average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds’ average daily net assets between

Notes to Financial Statements April 30, 2012	(Unaudited)

$1.5 billion and $3 billion; and 0.035% of the Funds’ average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2012, the Fund earned $1 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and LSV Asset Management (the “Adviser”) are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.38% of the Fund’s average daily net assets. The Adviser has contractually agreed through February 28, 2013 to waive its fee in order to limit the Fund’s total operating expenses to a maximum of 0.35% of the Fund’s average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended April 30, 2012, were as follows (000):

Purchases
Other	$5,641
Sales
Other	$64,266

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, 2011 and 2010 was as follows (000):

Ordinary Income
2011	$4,078
2010	4,072

As of October 31, 2011, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income	$3,047
Capital Loss Carryforward	(40,949)
Unrealized Appreciation	(20,578)

Total Distributable Earnings	$(58,480)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum of eight years and applied against future capital gains as follows (000):

Expires 10/31/16	Expires 10/31/17	Expires 10/31/18	Expires 10/31/19	Total Capital Loss Carryforwards 2011
$4,975	$31,726	$2,028	$2,220	$40,949

Notes to Financial Statements April 30, 2012	(Unaudited)

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2012, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$124,382	$18,289	$(16,626)	$1,663

8.	Other:

At April 30, 2012, 83% of total shares outstanding were held by four record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	Recent Accounting Pronouncement:

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

10.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Annualized Expense Ratios	Expenses Paid During Period*
LSV Conservative Value Equity Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,121.50	0.35%	$1.85

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,023.19	0.35%	$1.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Board Considerations in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year’s meeting held on February 14-15, 2012, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, including its history, assets under management, ownership structure, investment and research personnel, sell discipline, approach to risk management and “deep value” approach to investing. The Adviser’s representatives also reviewed each Fund’s portfolio characteristics, including sector weightings and top ten holdings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent, and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

Investment Performance of the Funds

The Board was provided with information regarding each Fund’s performance since the Advisory Agreement was last renewed, as well as information regarding each Fund’s performance since its inception. The Board also compared each Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, the representatives from the Adviser provided information regarding and led a discussion of factors impacting the performance of each Fund over the past year, outlining current market conditions, noting that value strategies have underperformed growth strategies in recent years, and explaining the Adviser’s expectations and strategies for the future. The Board noted that, although each Fund underperformed its benchmark over various periods of time, each Fund’s performance was not substantially below that of its respective benchmark and did not necessitate any significant additional review. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Funds.

Board Considerations in Re-Approving the Advisory Agreement (Unaudited)

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fee payable by the Funds was reasonable, the Trustees reviewed a report of the advisory fees paid by the Funds to the Adviser as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and noted that each Fund’s total fees and expenses were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fee was the result of arm’s length negotiations and appeared reasonable in light of the services rendered. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangement with the Funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Funds.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Advisory Agreement for another year.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Conservative Value Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Funds Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission’s website at http://www.sec.gov.

LSV-SA-004-0600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 6, 2012